Restricted Net Assets - Summary of Assets Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term investments
Trading debt investments	¥ 5,187	$ 795	¥ 7,674
Available-for-sale debt investments	44,084	6,756
Fair Value, Recurring [Member]
Short-term investments
Trading debt investments	5,187	795	7,674
Available-for-sale debt investments	44,084	6,756
Total asset measured at fair value	49,271	$ 7,551	7,674
Fair Value, Recurring [Member] | Quoted Price in Active Market for Identical Assets (Level 1)
Short-term investments
Trading debt investments	0
Available-for-sale debt investments	0
Total asset measured at fair value	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2)
Short-term investments
Trading debt investments	5,187		7,674
Available-for-sale debt investments	44,084
Total asset measured at fair value	49,271		¥ 7,674
Fair Value, Recurring [Member] | Unobservable Inputs (Level 3)
Short-term investments
Trading debt investments	0
Available-for-sale debt investments	0
Total asset measured at fair value	¥ 0